Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000035576_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		VIP Investment Grade Central Fund
C000035576_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000035576_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,470
C000035576_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,936
C000035576_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,935
C000035576_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,015
C000035576_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,201
C000035576_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,165
C000035576_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,493
C000035576_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,198
C000035576_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,428
C000035576_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,365
C000035576_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000035576_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000035576_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,265
C000035576_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,628
C000035576_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,630
C000035576_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,556
C000035576_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,424
C000035576_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000035576_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000035576_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000035576_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000035576_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,199